                      SEMIANNUAL REPORT / JANUARY 31, 2002

                           AIM TOTAL RETURN BOND FUND

                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                                 [COVER IMAGE]

                     -------------------------------------

                   ILLUSTRATION OF THE CORNUS FLORIDA DOGWOOD

                              TREE BY MARK CATESBY

FROM THE NATURAL HISTORY OF CAROLINA, FLORIDA AND THE BAHAMA ISLANDS. LONDON,

1731. THE DOGWOOD TREE OFFERS BOTH A BEAUTIFUL DISPLAY OF SPRING BLOSSOMS AND A

BOUNTIFUL HARVEST OF AUTUMN BERRIES TO FEED WILD BIRDS. THE POTENTIAL TO PROVIDE

 TWO DIFFERENT BENEFITS IS ALSO PRESENTED BY AIM TOTAL RETURN BOND FUND IN ITS

          DOUBLE PURPOSE OF CAPITAL APPRECIATION AND DIVIDEND INCOME.

     ILLUSTRATION OF THE CORNUS FLORIDA DOGWOOD TREE IS IN THE HARRY RANSOM

     HUMANITIES RESEARCH CENTER AT THE UNIVERSITY OF TEXAS AT AUSTIN AND IS

REPRODUCED HERE WITH THE UNIVERSITY'S PERMISSION. FOR FURTHER INFORMATION ABOUT

THE HARRY RANSOM HUMANITIES RESEARCH CENTER PLEASE VISIT www.hrc.utexas.edu. FOR

     INFORMATION ABOUT OTHER COLLECTIONS OWNED BY THE UNIVERSITY, VISIT THE

 UNIVERSITY'S WEB SITE AT www.utexas.edu AND CLICK ON "ARTS AND ENTERTAINMENT."

                     -------------------------------------


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Total Return Bond Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.

o The fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price. The fund's distribution rate and 30-day SEC yield will differ.

o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized.

o The fund's cumulative total returns (including sales charges) for the period ended 1/31/02 are as follows: Class A shares, inception (12/31/01), -3.86%; Class B shares, inception (12/31/01), -4.10%; Class C shares, inception (12/31/01), -0.10%. Because the fund has been offered for less than one year (since December 31, 2001), total returns provided are cumulative total returns that have not been annualized.

o Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than their original cost.

o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.

o The fund may invest a portion of its assets in mortgage-backed securities, which may lose value if mortgages are prepaid in response to falling interest rates.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

 AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NEITHER GUARANTEED NOR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           We understand how challenging the investing environment has
ROBERT H.           been recently. For equity investors, the years 2000 and 2001
GRAHAM]             were unlike anything we had seen in a generation. For the
                    first time since the 1970s, the S&P 500 and other major domestic stock benchmarks produced negative returns two years in a row. And there was no comfort overseas; the MSCI
                    World Index also produced negative returns both years.

                       As usually occurs during difficult stock markets,
                    fixed-income investments, particularly high-quality ones, did well. The domestic, investment-grade Lehman Aggregate Bond Index produced positive returns both years.

                       Conditions were trying on many levels. Geopolitically,
                    the appalling terrorist attacks of September 11 led to a serious decline in markets, though initial success in our ensuing war in Afghanistan helped markets advance later in 2001. Macroeconomically, the United States officially slipped into recession in March 2001, the first such slowdown in a decade.

   At the individual firm level, the Enron bankruptcy has occasioned a confidence crisis that has markets unsettled. As I write this, about 11 weeks into the new year, several Congressional committees, the Securities and Exchange Commission and the Justice Department are conducting investigations of Enron. While we do not yet have all the details about what happened at Enron, it clearly has resulted in a new level of skepticism of the financial statements of even the soundest companies. AIM strongly believes that sound accounting policies, full and accurate financial disclosure, and independent audits are absolutely essential to maintain the integrity of the markets and the confidence of investors, and will support any legislative or regulatory changes that may be desirable to further these objectives.

WHAT SHOULD INVESTORS DO NOW?

Mindful of recent events and scandals and in view of the two-year bear market in equities, many of our shareholders have asked us what they should do about their investments. We cannot offer individualized advice--that is the role of your financial advisor. But we can once again offer insights we have gained over many years in this business.

   First is the crucial importance of diversification--a major lesson of the Enron story that is reinforced by the disparate performance of equity and fixed-income investments during this reporting period. Relying on one stock to build financial security has again proven to be downright dangerous, but mutual fund investors should also keep in mind that whole sectors and investment approaches do go in and out of favor. A diversified portfolio that embraces different classes of securities and various investment strategies can offer protection from these shifts in sentiment.

   A second insight is the importance of a long time horizon. Whatever current market conditions are like, we at AIM intend to stay focused on the long term. Our portfolio managers will continue to invest your money using the time-tested disciplines AIM has employed for more than a quarter century. We consider a long-term perspective the most advisable course for our shareholders too.

   Changing your portfolio on the basis of short-term events and market moves rarely proves beneficial. As we have reminded you on many occasions, data show that pulling out of the market even for a short period and missing a few of its best days is likely to have a negative effect on your long-term returns. In investing, it is time in the markets, not market timing, that counts.

   Now more than ever, we encourage you to stay in touch with your financial advisor. He or she is familiar with the goals and time horizon you have established for your investments and can help you build a diversified portfolio and stay focused on those goals.

YOUR FUND'S PERFORMANCE

AIM Total Return Bond Fund had existed only one month when the reporting period ended. It posted strong returns for such a short period: 0.95% for Class A shares, excluding sales charges. Since the fund had been in existence for less than a year, this is a cumulative rather than annualized figure. With that performance, the fund outpaced the 0.81% one-month return for its benchmark, the Lehman Aggregate Bond Index.

   The following pages contain your portfolio managers' discussion of how they have managed the portfolio and how the markets affected the fund.

   If you have questions or comments about this report, please contact us through our Web site, www.aimfunds.com. We understand that our shareholders are relying on us for the growth of their investments, and we want you to know that all of us are working diligently to that end. Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
March 15, 2002

AIM TOTAL RETURN BOND FUND MAKES STRONG START


THE FUND HAD EXISTED ONLY ONE MONTH WHEN THE REPORTING PERIOD ENDED ON JANUARY 31, 2002. HOW DID IT PERFORM?

The fund posted strong returns for such a short period: 0.95% per share for Class A shares and 0.90% per share for Class B and Class C shares, excluding sales charges. Since the fund had been in existence for less than a year, these are cumulative rather than annualized figures. With that performance, the fund outpaced the 0.81% one-month return for its benchmark, the Lehman Aggregate Bond Index.

WHAT SORT OF INVESTOR IS AIM TOTAL RETURN BOND FUND DESIGNED FOR?

The fund is designed as a core fixed-income investment. In particular, it is a conservative investment appropriate for those with investment horizons of three years or more, especially those seeking a high-quality, domestic bond fund as a foundation for a diversified portfolio.

   It offers investors the potential for their investment to increase in value when markets rise, without undue risk to their capital during adverse markets. To achieve this, the portfolio holds a diversified mix of carefully selected high-quality bonds in multiple sectors, in proportions designed to minimize exposure to loss due to a downturn in any one sector, while increasing the potential for gains.

   Besides capital appreciation, the fund is also designed to provide monthly income. The reinvestment of dividends into additional shares can be a useful tool in building financial worth. The flexible dividend may vary in amount from month to month, reflecting the fund's earned income within fluctuating market conditions.

HOW DOES AIM TOTAL RETURN BOND FUND SELECT AND MANAGE ITS PORTFOLIO?

The portfolio follows AIM's maximum total return fixed-income discipline, which seeks to protect and grow the invested principal while providing current income. Since capital preservation is a major consideration for the fund, managers select only investment-grade bonds.

   Applying careful research, the fund seeks relative value among domestic corporate bonds, U.S. government issues (including Treasuries and agencies) and mortgage-backed instruments, both in choosing sectors and in selecting individual securities. These are the three largest sectors of the U.S. bond market and are the ones that are covered by the Lehman Aggregate Bond Index. By investing in these three sectors, the fund aims to provide broad exposure to the U.S. investment-grade bond market, providing returns and risk characteristics closely comparable to the index.

   This strategy is intended to produce a relatively stable and predictable performance level that tracks the index fairly closely. To provide a portfolio less sensitive to changes in interest rates than longer-term bonds typically are, the fund managers target an intermediate-term duration.

WHAT ECONOMIC AND MARKET CONDITIONS DID THE FUND FACE WHEN IT OPENED?

As of the fund's opening date of December 31, 2001, the economy and the markets had just come through a period of high volatility. To reinvigorate the economy, which had entered a recession in March 2001, the Federal Reserve (the Fed) had made an unprecedented 11 consecutive cuts in short-term interest rates during 2001, reducing the target fed funds rate from 6.50% to 1.75% in just a year.

   The terrorist attacks of September 11 had injected even further uncertainty and anxiety into the markets, to say nothing of the economic damage. In the first few days after the markets reopened, prices of

--------------------------------------------------------------------------------
FUND AT A GLANCE                    [IMAGE]

AIM Total Return Bond Fund seeks both capital appreciation and dividend income--the components of maximum total return--and may also provide protection of principal.

INVESTMENT STRATEGY: MAXIMUM TOTAL RETURN (capital preservation and income potential through a diversified portfolio of investment-grade corporate bonds, government bonds and mortgage-backed securities)

o Invests in high-quality domestic bonds, diversified among the major sectors of the domestic investment-grade bond market

o Generally targets a ratio of approximately 30% U.S. government bonds, 30% corporate bonds and 40% mortgage-backed securities, with no high-yield holdings
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

As of 1/31/02, based on total net assets


============================================================================================================================
TOP 10 HOLDINGS                                                                 PORTFOLIO COMPOSITION BY SECTOR

                                               Coupon   Maturity   Percent
----------------------------------------------------------------------------------------------------------------------------
                                                                                         [PIE CHART]

 1. Federal National Mortgage Association,                                       U.S. Government Agency Bonds           9%
    Pass Through Certificates, TBA              6.50%     03/32     9.0%
                                                                                 International Corporate Bonds          3%
 2. U.S. Treasury Notes                         6.50      10/06     5.9
                                                                                 U.S. Mortgage-backed Bonds            25%
 3. U.S. Treasury Notes                         3.25      12/03     5.4

 4. Federal National Mortgage Association,
    Pass Through Certificates                   7.00      02/32     4.8          U.S. Corporate Bonds                  25%

 5. U.S. Treasury Bonds                         8.88      08/17     4.7          U.S. Treasury Bonds & Notes           19%

 6. Federal Home Loan Bank,                                                      Money Market Funds & Other            19%
    Unsec. Bonds                                4.88      04/04     4.0

 7. Federal National Mortgage Association,
    Pass Through Certificates, TBA              6.00      03/32     3.8

 8. U.S. Treasury Bonds                         6.25      05/30     2.8

 9. Federal National Mortgage Association,
    Pass Through Certificates                   6.00      01/17     2.7

10. Government National Mortgage Association,
    Pass Through Certificates                   7.00      04/28     2.4

The fund's portfolio is subject to change, and there is no guarantee that the fund will continue to hold any particular security.
============================================================================================================================


bonds soared as frightened investors fled stocks to seek greater safety in the fixed-income market. But when no further attacks occurred, investors' anxiety appeared to subside. The wave of risk aversion seemed to dissipate in November. Prices of high-quality bonds had begun to decline to more attractive yield levels prior to the fund's opening.

HOW WAS THE FUND POSITIONED IN RELATION TO THE ECONOMY AND THE MARKETS AT THE CLOSE OF THE REPORTING PERIOD?

After contracting in the third quarter with an annualized growth rate of -1.3%, U.S. gross domestic product unexpectedly emerged into positive territory in the fourth quarter with a 1.4% annual growth rate, possibly signaling the end of the recession. The Fed left short-term interest rates unchanged at its January meeting, indicating an increasing confidence that the economy was beginning to stabilize.

   While an improving economy would be to everyone's benefit, bond funds tend to fare better in declining-rate or stable growth environments. Hence it would be more advantageous to the fund if interest rates remain at present levels for a while rather than begin to rise any time soon.

   The fund has established positions in mortgage-backed securities, which have a favorable yield advantage over Treasuries, but may have prepayment risk should interest rates decline significantly--which appears unlikely in the present environment of very low interest rates. In addition, the fund has established positions in Treasuries and agency issues, which offer the highest level of security, and a portion of assets is invested in corporate bonds that offer additional yield spreads to government issues.

          See important fund and index disclosures inside front cover.

FACTORS THAT INFLUENCE INTEREST RATE CHANGES

ECONOMIC INDICATORS THAT HELP SHAPE FEDERAL RESERVE POLICY

The Federal Reserve Board (the Fed) periodically adjusts short-term interest rates to either stimulate or slow economic growth. In making decisions about interest rates, the Fed considers key economic data. Just as a dip in barometric pressure can signal a squall, changes in economic indicators can point to a shift in the economy and the markets. Here are some of the top indicators used by the Fed, economists, financial analysts and professional money managers to identify economic trends:

                                   [GRAPHIC]

GROSS DOMESTIC PRODUCT (GDP)

GDP is the total value of all products and services produced in the country in a year. It's compiled quarterly by the U.S. Department of Commerce. GDP measures the pace of U.S. economic growth, and changes in this indicator can signal the direction of the economy. For example, a decline in the GDP for two consecutive quarters constitutes a recession. Drops in the GDP can cause equity and bond prices to fall, as investors become concerned about an economic slowdown. On the other hand, a steep spike in the GDP can signal that the economy is growing too fast, and higher inflation could ensue. Inflation, also known as rising prices, creates problems for consumers and the markets. In an inflationary environment, consumers must spend more money to buy the same amount of goods and services. When consumers buy less, the economy slows and markets decline. The markets usually react favorably to slight increases in the GDP, which indicate moderate, controlled growth.

                                   [GRAPHIC]

HOUSING STARTS

Housing starts measure the construction of new single-family houses, townhouses and apartment buildings. Compiled monthly by the U.S. Department of Commerce, this figure is based on the number of new foundations dug. This indicator signals consumer confidence. If consumers feel financially secure, they're more likely to take on a mortgage. Home purchases also trigger other consumer spending (for sofas, lawnmowers, curtains, etc.). A moderate increase in housing starts usually bodes well for the markets. As with GDP, a sharp increase in housing starts can signal inflation.

                                   [GRAPHIC]

CONSUMER PRICE INDEX (CPI)

Also called the cost-of-living index, the CPI measures the prices of products and services bought by typical consumers. Each month, the U.S. Bureau of Labor Statistics checks the prices of a specific basket of items, including food, clothing, transportation, shelter, utilities, health care and entertainment. The CPI is one of the government's main ways to gauge inflation, and changes in this indicator usually affect the markets. A sharp increase in the CPI can indicate inflation, while a moderate rise in the CPI shows that inflation is under control. The core inflation rate is a separate indicator from the CPI. The core rate excludes energy and food, which fluctuate seasonally and more sharply than other elements.

                                   [GRAPHIC]

PRODUCER PRICE INDEX (PPI)

The Producer Price Index measures the price changes of manufactured goods that are ready to be distributed. Hikes in the PPI signal that retailers may soon raise prices to pass the increase on to consumers. Rising prices signal inflation. Unlike the CPI, this index doesn't measure services.

                                   [GRAPHIC]

CONSUMER CONFIDENCE INDEX (CCI)

The CCI measures how consumers feel about the economy, their job status and their finances. Consumer attitudes are important because consumer spending accounts for about two-thirds of the economy. To compile the index, The Conference Board conducts a monthly survey of 5,000 U.S. households. The survey asks questions about consumer attitudes, buying plans, present conditions and expectations for the future. A declining CCI usually means that Americans are tightening their purse strings. Decreased spending may mean slower economic growth.

THINKING LONG-TERM

As an investor, you can better understand broad economic trends by watching these indicators. A word of caution: You shouldn't overhaul your portfolio every time there is a blip in consumer confidence. Indicators signal potential market fluctuations, and they can help you adjust your long-term strategy. As always, we suggest that you visit your financial advisor to determine whether any changes to your investment plan are necessary.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
BONDS & NOTES-27.67%

BROADCASTING & CABLE TV-3.33%

Shaw Communications Inc. (Canada), Sr. Unsec.
  Unsub. Yankee Notes,
  8.25%, 04/11/10                              $ 60,000     $   63,579
----------------------------------------------------------------------
Time Warner Inc., Unsec. Deb.,
  8.05%, 01/15/16                                60,000         65,454
======================================================================
                                                               129,033
======================================================================

CONSUMER FINANCE-4.85%

Ford Motor Credit Co., Notes,
  7.88%, 06/15/10                                60,000         61,719
----------------------------------------------------------------------
General Motors Acceptance Corp., Bonds,
  8.00%, 11/01/31                                60,000         62,351
----------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
  8.00%, 07/15/10                                60,000         64,017
======================================================================
                                                               188,087
======================================================================

DIVERSIFIED FINANCIAL SERVICES-10.33%

Associates Corp. of North America, Sr. Deb.,
  6.95%, 11/01/18                                60,000         63,256
----------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                       50,000         70,035
----------------------------------------------------------------------
CIT Group Inc., Notes,
  6.50%, 02/07/06                                60,000         59,987
----------------------------------------------------------------------
Citigroup Inc., Unsec. Deb.,
  6.63%, 01/15/28                                30,000         29,204
----------------------------------------------------------------------
General Electric Capital Corp., Gtd. Sub.
  Notes, 8.13%, 05/15/12                         45,000         51,855
----------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                       60,000         65,906
----------------------------------------------------------------------
Lehman Brothers Holdings Inc., Notes, 6.63%,
  01/18/12                                       60,000         60,402
======================================================================
                                                               400,645
======================================================================

ELECTRIC UTILITIES-2.83%

Cleveland Electric Illuminating Co. (The)-
  Series D, Sec. Notes,
  7.88%, 11/01/17                                40,000         44,348
----------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Yankee Bonds,
  9.40%, 02/01/21                                50,000         65,269
======================================================================
                                                               109,617
======================================================================

INTEGRATED OIL & GAS-1.63%

Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                60,000         63,026
======================================================================

MULTI-LINE INSURANCE-3.11%

AIG SunAmerica Global Financing IX, Notes,
  5.10%, 01/17/07 (Acquired 01/10/02; Cost
  $59,942)(a)                                    60,000         59,671
----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE
MULTI-LINE INSURANCE-(CONTINUED)

AIG SunAmerica Global Financing VII, Notes,
  5.85%, 08/01/08 (Acquired 01/03/02; Cost
  $60,501)(a)                                  $ 60,000     $   61,035
======================================================================
                                                               120,706
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.59%

Devon Financing Corp. ULC, Unsec. Gtd. Deb.,
  7.88%, 09/30/31 (Acquired 01/03/02; Cost
  $60,990)(a)                                    60,000         61,555
======================================================================
    Total Bonds & Notes (Cost $1,079,413)                    1,072,669
======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-34.17%

FEDERAL HOME LOAN BANK-3.99%

Unsec. Bonds,
  4.88%, 04/16/04                               150,000        154,494
======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-25.45%

Pass Through Certificates,
  6.00%, 01/01/17                               105,000        106,016
----------------------------------------------------------------------
  7.00%, 02/01/32                               180,000        184,387
----------------------------------------------------------------------
Pass Through Certificates, TBA,(b) 6.50%,
  03/01/17 to 03/01/32                          345,000        348,108
----------------------------------------------------------------------
  6.00%, 03/01/32                               150,000        147,469
----------------------------------------------------------------------
Unsec. Bonds,
  6.63%, 11/15/30                                45,000         47,272
----------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06                                60,000         61,258
----------------------------------------------------------------------
  6.00%, 05/15/11                                90,000         92,084
======================================================================
                                                               986,594
======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-4.73%

Pass Through Certificates,
  7.00%, 04/15/28                                89,991         92,662
----------------------------------------------------------------------
Pass Through Certificates, TBA,(b) 6.50%,
  03/01/32                                       90,000         90,759
======================================================================
                                                               183,421
======================================================================
    Total U.S. Government Agency Securities
      (Cost $1,315,449)                                      1,324,509
======================================================================

U.S. TREASURY SECURITIES-18.82%

U.S. TREASURY NOTES-11.35%

  3.25%, 12/31/03                               210,000        210,716
----------------------------------------------------------------------
  6.50%, 10/15/06 to 02/15/10                   210,000        229,159
======================================================================
                                                               439,875
======================================================================

                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE

U.S. TREASURY BONDS-7.47%

  8.88%, 08/15/17                              $135,000     $  180,569
----------------------------------------------------------------------
  6.25%, 05/15/30                               100,000        109,186
======================================================================
                                                               289,755
======================================================================
    Total U.S. Treasury Securities (Cost
      $725,499)                                                729,630
======================================================================


                                                             MARKET
                                                SHARES       VALUE

MONEY MARKET FUNDS-31.88%

STIC Liquid Assets Portfolio(c)                 617,938    $  617,938
STIC Prime Portfolio(c)                         617,938       617,938
=====================================================================
    Total Money Market Funds (Cost
      $1,235,876)                                           1,235,876
=====================================================================
TOTAL INVESTMENTS-112.54% (Cost $4,356,237)                 4,362,684
=====================================================================
OTHER ASSETS LESS LIABILITIES-(12.54%)                       (486,274)
=====================================================================
NET ASSETS-100.00%                                         $3,876,410
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

Deb.    - Debentures
Gtd.    - Guaranteed
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 01/31/02 was $182,261, which represented 4.70% of the Fund's net assets.
(b) Securities purchased on a forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section 8.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $4,356,237)                                    $4,362,684
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                   41,672
-----------------------------------------------------------
  Dividends and interest                             39,081
-----------------------------------------------------------
  Due from advisor                                   18,468
-----------------------------------------------------------
Other assets                                         41,883
===========================================================
    Total assets                                  4,503,788
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             614,423
-----------------------------------------------------------
  Dividends                                             111
-----------------------------------------------------------
Accrued distribution fees                             2,120
-----------------------------------------------------------
Accrued trustees' fees                                  542
-----------------------------------------------------------
Accrued transfer agent fees                             708
-----------------------------------------------------------
Accrued operating expenses                            9,474
===========================================================
    Total liabilities                               627,378
===========================================================
Net assets applicable to shares outstanding      $3,876,410
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $1,629,864
___________________________________________________________
===========================================================
Class B                                          $1,231,790
___________________________________________________________
===========================================================
Class C                                          $1,014,756
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                             161,782
___________________________________________________________
===========================================================
Class B                                             122,281
___________________________________________________________
===========================================================
Class C                                             100,737
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.07
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.07 divided by
      95.25%)                                    $    10.57
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                        $    10.07
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                        $    10.07
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE PERIOD DECEMBER 31, 2001 (DATE OPERATIONS COMMENCED) THROUGH JANUARY 31, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                          $  9,759
----------------------------------------------------------
Dividends from affiliated money market funds         1,186
==========================================================
    Total investment income                         10,945
==========================================================

EXPENSES:

Advisory fees                                        1,358
----------------------------------------------------------
Administrative services fees                         4,384
----------------------------------------------------------
Custodian fees                                         725
----------------------------------------------------------
Distribution fees -- Class A                           367
----------------------------------------------------------
Distribution fees -- Class B                           996
----------------------------------------------------------
Distribution fees -- Class C                           883
----------------------------------------------------------
Transfer agent fees                                    717
----------------------------------------------------------
Trustees' fees                                         542
----------------------------------------------------------
Registration and filing fees                         3,887
----------------------------------------------------------
Printing                                             5,291
----------------------------------------------------------
Professional fees                                    3,415
----------------------------------------------------------
Other                                                1,701
==========================================================
    Total expenses                                  24,266
==========================================================
Less: Fees waived and reimbursed                   (19,931)
==========================================================
    Net expenses                                     4,335
==========================================================
Net investment income                                6,610
==========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities        16,345
==========================================================
Change in net unrealized appreciation of
  investment securities                              6,447
==========================================================
Net gain from investment securities                 22,792
==========================================================
Net increase in net assets resulting from
  operations                                      $ 29,402
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE PERIOD DECEMBER 31, 2001 (DATE OPERATIONS COMMENCED) THROUGH JANUARY 31, 2002
(UNAUDITED)

                                                                     2002
                                                                -------------
OPERATIONS:

  Net investment income                                           $    6,610
-----------------------------------------------------------------------------
  Net realized gain from investment securities                        16,345
-----------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                         6,447
=============================================================================
    Net increase in net assets resulting from operations              29,402
=============================================================================
Distributions to shareholders from net investment income:
  Class A                                                             (2,932)
-----------------------------------------------------------------------------
  Class B                                                             (2,209)
-----------------------------------------------------------------------------
  Class C                                                             (1,952)
-----------------------------------------------------------------------------
Share transactions-net:
  Class A                                                          1,622,144
-----------------------------------------------------------------------------
  Class B                                                          1,224,524
-----------------------------------------------------------------------------
  Class C                                                          1,007,433
=============================================================================
    Net increase in net assets                                     3,876,410
=============================================================================

NET ASSETS:

  Beginning of period                                                     --
=============================================================================
  End of period                                                   $3,876,410
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                   $3,854,101
-----------------------------------------------------------------------------
  Undistributed net investment income                                   (483)
-----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          16,345
-----------------------------------------------------------------------------
  Unrealized appreciation of investment securities                     6,447
=============================================================================
                                                                  $3,876,410
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve maximum total return consistent with preservation of capital. The Fund commenced operations on December 31, 2001.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

       Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $500 million of the Fund's average daily net assets, plus 0.45% on the next $500 million of the Fund's average daily net assets, plus 0.40% on the Fund's average daily net assets in excess of $1 billion. AIM has agreed to waive advisory fees of Class A, Class B and Class C shares to the extent necessary to limit the Class A expenses (excluding Rule 12b-1 plan fees, interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.00%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the period December 31, 2001 (date operations commenced) through January 31, 2002, AIM waived fees of $1,358, and reimbursed expenses of $18,468.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period December 31, 2001 (date sales commenced) through January 31, 2002, AIM was paid $4,384 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period December 31, 2001 (date operations commenced) through January 31, 2002, AFS was paid $8 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. The Distributor has agreed to waive 0.10% of Rule 12b-1 plan fees on Class A shares. For the period December 31, 2001 (date operations commenced) through January 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $262, $996 and $883, respectively, as compensation under the Plans and waived fees in the amount of $105.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  The law firm of Kramer, Levin, Naftalis & Frankel LLP, of which a trustee is a member, is counsel to the Board of Trustees. During the period December 31, 2001 (date operations commenced) through January 31, 2002, the Fund paid no expenses with respect to this firm.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4--BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements.

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period December 31, 2001 (date operations commenced) through January 31, 2002 was $4,144,325 and $1,619,580, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of January 31, 2002 is as follows:

Aggregate unrealized appreciation of investment
  securities                                      $ 17,624
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (11,177)
==========================================================
Net unrealized appreciation of investment
  securities                                      $  6,447
__________________________________________________________
==========================================================
Investments have the same costs for tax and financial
statement purposes.


NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the period December 31, 2001 (date operations commenced) through January 31, 2002 were as follows:

                                               2002
                                       ---------------------
                                       SHARES       AMOUNT
                                       -------    ----------
Sold:
  Class A                              161,493    $1,619,233
------------------------------------------------------------
  Class B                              122,169     1,223,397
------------------------------------------------------------
  Class C                              100,543     1,005,481
============================================================
Issued as reinvestment of dividends:
  Class A                                  289         2,911
------------------------------------------------------------
  Class B                                  211         2,118
------------------------------------------------------------
  Class C                                  194         1,952
============================================================
Reacquired:
  Class B                                  (99)         (991)
============================================================
                                       384,800    $3,854,101
____________________________________________________________
============================================================


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                   CLASS A
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 JANUARY 31,
                                                                    2002
                                                              -----------------
Net asset value, beginning of period                               $10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.02
-------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.08
===============================================================================
    Total from investment operations                                 0.10
===============================================================================
Less dividends from net investment income                           (0.03)
===============================================================================
Net asset value, end of period                                     $10.07
_______________________________________________________________________________
===============================================================================
Total return(a)                                                      0.95%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,630
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.00%(b)
-------------------------------------------------------------------------------
  Without fee waivers                                                7.87%(b)
===============================================================================
Ratio of net investment income to average net assets                 2.74%(b)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate                                                70%
_______________________________________________________________________________
===============================================================================

(a) Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $1,195,444.


                                                                   CLASS B
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 JANUARY 31,
                                                                    2002
                                                              -----------------
Net asset value, beginning of period                               $10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.02
-------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.07
===============================================================================
    Total from investment operations                                 0.09
===============================================================================
Less dividends from net investment income                           (0.02)
===============================================================================
Net asset value, end of period                                     $10.07
_______________________________________________________________________________
===============================================================================
Total return(a)                                                      0.90%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,232
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.75%(b)
-------------------------------------------------------------------------------
  Without fee waivers                                                8.52%(b)
===============================================================================
Ratio of net investment income to average net assets                 1.99%(b)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate                                                70%
_______________________________________________________________________________
===============================================================================

(a) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $1,136,009.


                                                                   CLASS C
                                                              -----------------
                                                              DECEMBER 31, 2001
                                                              (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 JANUARY 31,
                                                                    2002
                                                              -----------------
Net asset value, beginning of period                               $10.00
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.02
-------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.07
===============================================================================
    Total from investment operations                                 0.09
===============================================================================
Less dividends from net investment income                           (0.02)
===============================================================================
Net asset value, end of period                                     $10.07
_______________________________________________________________________________
===============================================================================
Total return(a)                                                      0.90%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $1,015
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   1.75%(b)
-------------------------------------------------------------------------------
  Without fee waivers                                                8.52%(b)
===============================================================================
Ratio of net investment income to average net assets                 1.99%(b)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate                                                70%
_______________________________________________________________________________
===============================================================================

(a) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $1,007,416.

BOARD OF TRUSTEES          OFFICERS                              OFFICE OF THE FUND

Robert H. Graham           Robert H. Graham                      11 Greenway Plaza
                           Chairman and President                Suite 100
Frank S. Bayley                                                  Houston, TX 77046
                           Carol F. Relihan
Bruce L. Crockett          Senior Vice President and Secretary   INVESTMENT ADVISOR

Albert R. Dowden           Gary T. Crum                          A I M Advisors, Inc.
                           Senior Vice President                 11 Greenway Plaza
Edward K. Dunn Jr.                                               Suite 100
                           Dana R. Sutton                        Houston, TX 77046
Jack M. Fields             Vice President and Treasurer
                                                                 TRANSFER AGENT
Carl Frischling            Melville B. Cox
                           Vice President                        A I M Fund Services, Inc.
Prema Mathai-Davis                                               P.O. Box 4739
                           Karen Dunn Kelley                     Houston, TX 77210-4739
Lewis F. Pennock           Vice President
                                                                 CUSTODIAN
Ruth H. Quigley
                                                                 State Street Bank and Trust Company
Louis S. Sklar                                                   225 Franklin Street
                                                                 Boston, MA 02110

                                                                 COUNSEL TO THE FUND

                                                                 Ballard Spahr
                                                                 Andrews & Ingersoll, LLP
                                                                 1735 Market Street
                                                                 Philadelphia, PA 19103

                                                                 COUNSEL TO THE TRUSTEES

                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                 919 Third Avenue
                                                                 New York, NY 10022

                                                                 DISTRIBUTOR

                                                                 A I M Distributors, Inc.
                                                                 11 Greenway Plaza
                                                                 Suite 100
                                                                 Houston, TX 77046

                                  EQUITY FUNDS

         DOMESTIC EQUITY FUNDS                     INTERNATIONAL/GLOBAL EQUITY FUNDS          A I M Management Group Inc. has
                                                                                              provided leadership in the mutual
            MORE AGGRESSIVE                                 MORE AGGRESSIVE                   fund industry since 1976 and manages
                                                                                              approximately $158 billion in assets
AIM Small Cap Opportunities(1)                  AIM Developing Markets                        for more than 9 million shareholders,
AIM Mid Cap Opportunities(1)                    AIM European Small Company                    including individual investors,
AIM Large Cap Opportunities(1)                  AIM Asian Growth                              corporate clients and financial
AIM Emerging Growth                             AIM International Emerging Growth             institutions.*
AIM Small Cap Growth(2)                         AIM Global Aggressive Growth
AIM Aggressive Growth                           AIM European Development                       The AIM Family of Funds--Registered
AIM Mid Cap Growth                              AIM Euroland Growth                           Trademark-- is distributed
AIM Dent Demographic Trends                     AIM International Equity                      nationwide. AIM is a subsidiary of
AIM Constellation                               AIM Global Growth                             AMVESCAP PLC, one of the world's
AIM Large Cap Growth                            AIM Worldwide Spectrum                        largest independent financial
AIM Weingarten                                  AIM Global Trends                             services companies with $398 billion
AIM Small Cap Equity                            AIM International Value(4)                    in assets under management.*
AIM Capital Development
AIM Charter                                                MORE CONSERVATIVE
AIM Mid Cap Equity
AIM Select Equity(3)                                      SECTOR EQUITY FUNDS
AIM Value II
AIM Value                                                   MORE AGGRESSIVE
AIM Blue Chip
AIM Mid Cap Basic Value                         AIM New Technology
AIM Large Cap Core Equity                       AIM Global Telecommunications and Technology
AIM Basic Value                                 AIM Global Energy(5)
AIM Large Cap Basic Value                       AIM Global Infrastructure
AIM Balanced                                    AIM Global Financial Services
AIM Basic Balanced                              AIM Global Health Care
                                                AIM Global Utilities
           MORE CONSERVATIVE                    AIM Real Estate(6)

                                                           MORE CONSERVATIVE

                               FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS                      TAX-FREE FIXED-INCOME FUNDS

        MORE AGGRESSIVE                                 MORE AGGRESSIVE

AIM High Yield II                               AIM High Income Municipal
AIM High Yield                                  AIM Municipal Bond
AIM Strategic Income                            AIM Tax-Free Intermediate
AIM Income                                      AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                                  MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

      MORE CONSERVATIVE




When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change.
(1) Closed to new investors. (2) On March 18, 2002, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (6) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after April 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

                                                        [AIM LOGO APPEARS HERE]
*As of 12/31/01                                         --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
A I M DISTRIBUTORS, INC.                                --Registered Trademark--

                                                                       TRB-SAR-1